Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of December 31, 2013, future minimum lease payments under noncancelable operating leases are as follows:

Duration	Amount
(in thousands)

January 1, 2014~December 31, 2014	$1,724
January 1, 2015~December 31, 2015	745
January 1, 2016~December 31, 2016	603
January 1, 2017~December 31, 2017	472
January 1, 2018~December 31, 2018	265
January 1, 2019~December 31, 2024	967
$4,776